Financial Instruments - Hedging reserve Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Taxes due to changes in reserves during the period	$ 992	$ 871	$ (391)
Hedging reserve
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	1,580
Balances at the end of the period	4,121	$ 1,580
Hedging reserve | Foreign exchange currency risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	77
Amounts included in non-financial costs	785
Hedging reserve | Foreign exchange currency risk | Other stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	3,511
Amounts reclassified to profit an loss	(1,526)
Hedging reserve | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Fair value changes	584
Amounts reclassified to profit an loss	(1)
Taxes due to changes in reserves during the period	(992)
Hedging reserve | Commodity price risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes	1,244
Amounts included in non-financial costs	$ (1,141)